Investment Objectives and Goals - Bitwise Crypto Industry Innovators ETF	Mar. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Bitwise Crypto Industry Innovators ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Bitwise Crypto Industry Innovators ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of the Bitwise Crypto Innovators 30 Index (the “Index”).